UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  <September 30, 2000>

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	October 20, 2000


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:  25686850



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp.                  COM              001957109      364 12379.000SH       SOLE                10500.000          1879.000
Abbott Laboratories            COM              002824100     9237 194200.000SH      SOLE                82800.000        111400.000
Agilent Technologies           COM              00846U101      944 19281.730SH       SOLE                 9872.670          9409.060
American Express Co            COM              025816109   533560 8782878.000SH     SOLE              7594720.000       1188158.000
                                                            180300 2967900.000SH     OTHER               23400.000       2944500.000
American Int'l Group           COM              026874107   673270 7036129.250SH     SOLE              6091481.250        944648.000
                                                            193500 2022209.500SH     OTHER               18412.500       2003797.000
Avaya, Inc.                    COM              053499109     6045 263529.406SH      SOLE               220686.241         42843.165
                                                              9769 425908.316SH      OTHER                                425908.316
Bellsouth Corp                 COM              079860102      223 5543.000 SH       SOLE                                   5543.000
Berkshire Hathaway Inc-Cl A    COM              084670108      515    8.000 SH       SOLE                    7.000             1.000
Bestfoods                      COM              08658U101   656133 9019005.000SH     SOLE              7956514.000       1062491.000
                                                            201452 2769100.000SH     OTHER               20800.000       2748300.000
Boston Scientific Corp Com     COM              101137107   376928 22930993.000SH    SOLE             20115721.000       2815272.000
                                                            112005 6814000.000SH     OTHER               58500.000       6755500.000
Bristol-Myers Squibb Co        COM              110122108   765654 13403137.000SH    SOLE             11784627.000       1618510.000
                                                            236709 4143700.000SH     OTHER               34900.000       4108800.000
Circuit City Stores Inc        COM              172737108   177813 7731004.000SH     SOLE              6597856.000       1133148.000
                                                             67009 2913450.000SH     OTHER               23200.000       2890250.000
Cisco Systems                  COM              17275R102     6330 114573.000SH      SOLE                65548.000         49025.000
Citigroup Inc.                 COM              172967101   788086 14577313.997SH    SOLE             12694046.664       1883267.333
                                                            239556 4431094.333SH     OTHER               37600.000       4393494.333
Citizens Bankshares Corp       COM              173168105       62 12426.000SH       SOLE                                  12426.000
Clorox Company                 COM              189054109     1238 31300.000SH       SOLE                31300.000
Coca-Cola Co                   COM              191216100  1129072 20482034.000SH    SOLE             17892468.000       2589566.000
                                                            360777 6544700.000SH     OTHER               50900.000       6493800.000
Costco Wholesale Corp-New      COM              22160K105   513276 14691270.000SH    SOLE             12804186.000       1887084.000
                                                            159385 4562000.000SH     OTHER               37600.000       4524400.000
Dell Computer Corp Com         COM              247025109   519496 16859915.000SH    SOLE             14437780.000       2422135.000
                                                             41933 1360900.000SH     OTHER               51500.000       1309400.000
Disney, Walt Co                COM              254687106   350887 9173528.000SH     SOLE              7988141.000       1185387.000
                                                            102091 2669050.000SH     OTHER               23700.000       2645350.000
Dollar General                 COM              256669102     2628 156883.000SH      SOLE                84953.000         71930.000
Duke Energy Corporation        COM              264399106      260 3036.000 SH       SOLE                                   3036.000
Dupont (E.I.) De Nemours & Co  COM              263534109      333 8039.000 SH       SOLE                 7139.000           900.000
EMC Corp/Mass                  COM              268648102     3674 37065.000SH       SOLE                22660.000         14405.000
Eaton Corp                     COM              278058102      308 5000.000 SH       SOLE                                   5000.000
Electronic Arts, Inc.          COM              285512109   416039 8426100.000SH     SOLE              7285062.000       1141038.000
                                                            134591 2725900.000SH     OTHER               15200.000       2710700.000
Electronic Data Systems        COM              285661104   864199 20824067.000SH    SOLE             18191525.000       2632542.000
                                                            258093 6219100.000SH     OTHER               53800.000       6165300.000
Eli Lilly & Co                 COM              532457108      373 4600.000 SH       SOLE                 4600.000
Exxon Mobil Corp               COM              30231G102     1383 15521.000SH       SOLE                11918.000          3603.000
Fannie Mae                     COM              313586109      751 10500.000SH       SOLE                10500.000
Freddie Mac                    COM              313400301      870 16100.000SH       SOLE                16100.000
Gap Inc.                       COM              364760108      801 39816.000SH       SOLE                33966.000          5850.000
General Electric Co            COM              369604103   237528 4117501.000SH     SOLE              3548677.000        568824.000
                                                             64457 1117350.000SH     OTHER               11200.000       1106150.000
Gillette Co                    COM              375766102   581420 18831424.000SH    SOLE             16454603.000       2376821.000
                                                            232716 7537350.000SH     OTHER               47300.000       7490050.000
Hewlett-Packard                COM              428236103   587298 6054618.000SH     SOLE              5261114.000        793504.000
                                                            192244 1981900.000SH     OTHER               15400.000       1966500.000
Home Depot Inc.                COM              437076102   650320 12255732.000SH    SOLE             10625344.000       1630388.000
                                                            206121 3884500.000SH     OTHER               30950.000       3853550.000
Int'l Business Machines        COM              459200101      559 4971.000 SH       SOLE                 4971.000
Intel Corp                     COM              458140100   278232 6694309.000SH     SOLE              5720238.000        974071.000
                                                             70527 1696900.000SH     OTHER               17000.000       1679900.000
Interpublic Group of Cos       COM              460690100   420671 12349965.500SH    SOLE             10751836.000       1598129.500
                                                            121584 3569450.000SH     OTHER               31700.000       3537750.000
Johnson & Johnson              COM              478160104   887299 9445629.000SH     SOLE              8347296.000       1098333.000
                                                            285955 3044100.000SH     OTHER               24400.000       3019700.000
Lucent Technologies, Inc.      COM              549463107    90325 3162353.000SH     SOLE              2648235.000        514118.000
                                                            145980 5110900.000SH     OTHER                               5110900.000
Marriott International, Inc. C COM              571903202   510141 14000446.500SH    SOLE             12180774.000       1819672.500
                                                            146007 4007050.000SH     OTHER               35200.000       3971850.000
Marsh & Mclennan               COM              571748102    29955 225650.000SH      SOLE               150550.000         75100.000
McDonald's Corp                COM              580135101   600648 19897244.000SH    SOLE             17301353.000       2595891.000
                                                            216127 7159500.000SH     OTHER               51500.000       7108000.000
Medtronic Inc                  COM              585055106   600477 11589425.000SH    SOLE             10046121.000       1543304.000
                                                            199100 3842700.000SH     OTHER               29800.000       3812900.000
Merck & Co Inc                 COM              589331107     6796 91300.000SH       SOLE                15500.000         75800.000
Microsoft Corp                 COM              594918104   593180 9835105.000SH     SOLE              8585567.000       1249538.000
                                                            133939 2220750.000SH     OTHER               25900.000       2194850.000
Molex Cl A (Non-Vtg)           COM              608554200     5022 121200.000SH      SOLE               111475.000          9725.000
Motorola Inc                   COM              620076109   399932 14156898.000SH    SOLE             12348950.000       1807948.000
                                                            105209 3724200.000SH     OTHER               36300.000       3687900.000
Newell Rubbermaid Inc.         COM              651229106      577 25280.000SH       SOLE                25280.000
                                                             61327 2688300.000SH     OTHER                               2688300.000
Nokia Corp Sponsored ADR       COM              654902204      930 23360.000SH       SOLE                 1600.000         21760.000
Oracle Corporation             COM              68389X105     5041 64012.000SH       SOLE                34512.000         29500.000
Pepsico Inc                    COM              713448108   606027 13174500.000SH    SOLE             11489160.000       1685340.000
                                                            184258 4005600.000SH     OTHER               33400.000       3972200.000
Pfizer Inc                     COM              717081103  1129446 25133709.000SH    SOLE             21883118.000       3250591.000
                                                            383575 8535750.000SH     OTHER               63000.000       8472750.000
Pharmacia Corporation          COM              71713U102   534986 8888660.000SH     SOLE              7872575.000       1016085.000
                                                             36149 600600.000SH      OTHER               23800.000        576800.000
Post Properties, Inc.          COM              737464107      242 5550.000 SH       SOLE                  200.000          5350.000
Procter & Gamble Co            COM              742718109   599740 8951345.000SH     SOLE              7873955.000       1077390.000
                                                            139444 2081250.000SH     OTHER               24800.000       2056450.000
Qualcomm Inc Com               COM              747525103      228 3200.000 SH       SOLE                 3200.000
Schering Plough                COM              806605101   473195 10176232.000SH    SOLE              8847841.000       1328391.000
                                                            141613 3045450.000SH     OTHER               26300.000       3019150.000
Solectron                      COM              834182107   817849 17731133.000SH    SOLE             15420619.000       2310514.000
                                                            253752 5501400.000SH     OTHER               46100.000       5455300.000
Southern Company               COM              842587107     1704 52533.000SH       SOLE                                  52533.000
State Street Corp.             COM              857477103      364 2800.000 SH       SOLE                                   2800.000
SunTrust Banks Inc             COM              867914103     2861 57434.000SH       SOLE                11900.000         45534.000
Telefonica S A Sponsored ADR   COM              879382208      232 3905.000 SH       SOLE                                   3905.000
Tellabs Inc Com                COM              879664100   327125 6850791.000SH     SOLE              5924787.000        926004.000
                                                            125544 2629200.000SH     OTHER               17800.000       2611400.000
Texas Instruments, Inc.        COM              882508104   247256 5239860.000SH     SOLE              4537755.000        702105.000
                                                             16860 357300.000SH      OTHER               14200.000        343100.000
United Americas Bankshares     COM              909335101       10 10000.000SH       SOLE                                  10000.000
Wells Fargo & Co New           COM              949746101   660629 14381047.000SH    SOLE             12561089.000       1819958.000
                                                            210003 4571500.000SH     OTHER               37500.000       4534000.000
Worldcom, Inc.                 COM              98157D106     1580 52015.000SH       SOLE                52015.000
                                                             20115 662225.000SH      OTHER                                662225.000
Wrigley, (Wm) Jr Cl B          COM              982526105     6084 81260.000SH       SOLE                35455.000         45805.000
Montag & Caldwell Growth Fund                   126413509      410 13406.078SH       SOLE                                  13406.078